Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	333-208978
Entity Registrant Name	TrueNorth Quantum, Inc.
Entity Central Index Key	0001652842
Entity Tax Identification Number	98-1253258
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5428 South Regal Street #30954
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99223
City Area Code	(647)
Local Phone Number	400-6927
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false